CONSOLIDATED BALANCE SHEETS		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents		$ 118,450,620	¥ 851,470,436	¥ 126,037,538
Short-term investments		100,949,403	725,664,686
Accounts receivable, net		3,265,172	23,471,365	9,842,827
Prepayments and other current assets		1,345,443	9,671,579	14,876,106
Inventories, net		106,516	765,683	1,373,911
Total current assets		224,117,154	1,611,043,749	152,130,382
NON-CURRENT ASSETS
Property and equipment, net		81,214	583,801	1,598,134
Investments in unconsolidated entities		83,468	600,000	600,000
Right-of-use assets, net		326,854	2,349,563	2,988,691
Deferred tax assets				2,931,528
Prepayment and deposits, net		44,530	320,098	310,468
Total non-current assets		536,066	3,853,462	8,428,821
Total assets		224,653,220	1,614,897,211	160,559,203
CURRENT LIABILITIES
Accounts payable		1,864,934	13,405,894	1,314,370
Contract liabilities		410,476	2,950,665	2,230,852
Other payables and accrued liabilities		1,064,659	7,653,197	9,097,870
Operating lease liabilities - current		201,049	1,445,223	1,063,396
Loan payable		732,986	5,269,000	2,903,896
Taxes payable		20,533	147,597	625,608
Total current liabilities		4,294,637	30,871,576	17,235,992
NON-CURRENT LIABILITIES
Operating lease liabilities - noncurrent		144,291	1,037,221	2,058,068
Warrant liabilities				62,200
Total non-current liabilities		144,291	1,037,221	2,120,268
Total liabilities		4,438,928	31,908,797	19,356,260
SHAREHOLDERS’ EQUITY
Additional paid-in capital		249,530,896	1,783,988,461	286,296,970
Accumulative deficit		(29,492,210)	(209,744,309)	(146,909,851)
Statutory reserves		356,748	2,564,446	3,052,776
Accumulated other comprehensive loss		(1,157,703)	(832,436)	(1,365,466)
Total MICROCLOUD HOLOGRAM INC. shareholders’ equity		220,327,806	1,583,811,665	141,116,747
NON-CONTROLLING INTERESTS		(113,514)	(823,251)	86,196
Total shareholders’ equity		220,214,292	1,582,988,414	141,202,943
Total liabilities and shareholders’ equity		224,653,220	1,614,897,211	160,559,203
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Common Stock, Value	[1]	1,090,075	7,835,503	42,318
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Common Stock, Value	[1]

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation and the reclassification of Class A and Class B ordinary shares (Note 14).